Bank loans	12 Months Ended
Dec. 31, 2019
Bank loans
Bank loans

13.  Bank loans

The movement is presented below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	95,000	96,215	55,000

New loans	55,000	95,000	341,215
Disbursements	(95,000)	(95,000)	(300,000)
Sale of subsidiary	—	(1,215)	—

Final balance	55,000	95,000	96,215

As of December 31, 2019 and 2018, bank loans were obtained for working capital purposes, have current maturity and accrue interest at market annual rates ranging from 2% to 2.95% as of December 31, 2019 (2.00% to 3.13% as of December 31, 2018).